Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payables And Accrued Liabilities [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
16.	Accounts payable and accrued liabilities

	December 31 2018	December 31 2017

Trade payables	$3,567	$1,468
Accrued liabilities and other	3,643	2,133

	$7,210	$3,601